INVESTMENTS IN DIRECT FINANCING LEASES (Components of Investments in Direct Financing and Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 916,765	$ 862,083
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(211,508)	(287,168)
Net minimum lease payments receivable	705,257	574,915
Estimated residual values of leased property (un-guaranteed)	232,424	213,901
Less: unearned income	(319,610)	(232,781)
Total investment in direct financing leases	618,071	556,035
Current portion	32,096	32,220
Long-term portion	$ 585,975	$ 523,815